UNCONSOLIDATED STRUCTURED ENTITIES (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of unconsolidated structured entities [line items]
Loans and advances to customers	$ 163,583,285	$ 152,244,991
Securitisation [Member]
Disclosure of unconsolidated structured entities [line items]
Total assets of the entities	1,969,887	2,110,967
Investments at fair value through profit or loss	196,927	252,881
Investments at fair value through other comprehensive income	209,164	187,471
Loans and advances to customers	0	0
Total assets in relation to The Bank's interests in the unconsolidated structured entities	406,091	440,352
The Bank's maximum exposure	406,091	440,352
Bank's managed funds [Member]
Disclosure of unconsolidated structured entities [line items]
Total assets of the entities	128,257,719	120,320,401
Investments at fair value through profit or loss	0	0
Investments at fair value through other comprehensive income	0	0
Loans and advances to customers	5,417,235	3,626,152
Total assets in relation to The Bank's interests in the unconsolidated structured entities	5,417,235	3,626,152
The Bank's maximum exposure	5,417,235	3,626,152
Total [Member]
Disclosure of unconsolidated structured entities [line items]
Total assets of the entities	130,227,606	122,431,368
Investments at fair value through profit or loss	196,927	252,881
Investments at fair value through other comprehensive income	209,164	187,471
Loans and advances to customers	5,417,235	3,626,152
Total assets in relation to The Bank's interests in the unconsolidated structured entities	5,823,326	4,066,504
The Bank's maximum exposure	$ 5,823,326	$ 4,066,504